UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace & Defense - 1.9%
Mercury Systems, Inc. (a)	53,285	$3,414,503

Banks - 9.8%
BancorpSouth Bank	76,094	2,147,373
Cadence BanCorporation	143,540	2,662,667
CBTX, Inc.	45,440	1,475,437
Glacier Bancorp, Inc.	47,645	1,909,135
LegacyTexas Financial Group, Inc.	44,690	1,670,959
Pinnacle Financial Partners, Inc.	37,230	2,036,481
Seacoast Banking Corp of Florida (a)	73,490	1,936,461
Texas Capital Bancshares, Inc. (a)	45,000	2,456,550
Veritex Holdings, Inc.	70,357	1,704,047
		17,999,110
Biotechnology - 4.6%
Charles River Laboratories International, Inc. (a)	24,740	3,593,485
Ligand Pharmaceuticals Incorporated (a)	18,745	2,356,434
Neogen Corporation (a)	43,080	2,472,361
		8,422,280
Building Products - 4.9%
American Woodmark Corporation (a)	19,245	1,590,214
Builders FirstSource, Inc. (a)	134,795	1,798,165
CSW Industrials, Inc. (a)	43,690	2,503,000
Patrick Industries, Inc. (a)	18,112	820,836
PGT, Inc. (a)	111,121	1,539,026
Trex Company, Inc. (a)	13,555	833,904
		9,085,145
Capital Markets - 0.2%
BGC Partners Inc. - Class A	73,960	392,728

Chemicals - 1.4%
Compass Minerals International, Inc.	17,590	956,368
Ferro Corporation (a)	87,485	1,656,091
		2,612,459
Commercial Services & Supplies - 1.1%
Healthcare Services Group, Inc.	59,665	1,968,348

Construction & Engineering - 2.5%
EMCOR Group, Inc.	30,670	2,241,364
NV5 Global, Inc. (a)	39,725	2,358,076
		4,599,440
Consumer Finance - 1.3%
FirstCash, Inc.	26,845	2,322,092

Electronic Equipment & Instruments - 1.8%
Littelfuse, Inc.	4,770	870,430
Mesa Laboratories, Inc.	10,690	2,464,045
		3,334,475
Energy Equipment & Services - 0.4%
Mammoth Energy Services, Inc.	40,000	666,000

Food Products - 2.5%
Freshpet, Inc. (a)	36,590	1,547,391
Hostess Brands, Inc. (a)	173,690	2,171,125
J&J Snack Foods Corp.	6,040	959,394
		4,677,910
Health Care Equipment & Supplies - 5.0%
Cantel Medical Corp.	22,355	1,495,326
Cerus Corporation (a)	153,065	953,595
NeoGenomics, Inc. (a)	72,610	1,485,601
STAAR Surgical Co. (a)	111,390	3,808,424
ViewRay Inc. (a)	183,865	1,358,762
		9,101,708
Health Care Providers & Services - 5.6%
HealthEquity, Inc. (a)	43,305	3,203,704
Omnicell, Inc. (a)	38,325	3,098,193
R1 RCM Inc. (a)	192,640	1,862,829
U.S. Physical Therapy, Inc.	20,645	2,168,344
		10,333,070
Health Care Technology - 0.8%
Teladoc Health, Inc. (a)	27,665	1,538,174

Hotels, Restaurants & Leisure - 3.0%
Planet Fitness, Inc. - Class A (a)	45,840	3,150,125
Wingstop Inc.	31,990	2,432,199
		5,582,324
Household Durables - 0.8%
Century Communities, Inc. (a)	57,995	1,390,140

Insurance - 2.7%
Goosehead Insurance, Inc. - Class A	25,395	708,013
The Hanover Insurance Group Inc.	12,995	1,483,639
Kinsale Capital Group, Inc.	22,590	1,548,996
ProAssurance Corporation	32,470	1,123,787
		4,864,435
Internet Software & Services - 0.3%
Euronet Worldwide, Inc. (a)	3,385	482,667

IT Consulting & Services - 4.4%
Cass Information Systems, Inc.	28,830	1,363,659
Everi Holdings, Inc. (a)	132,357	1,392,396
FireEye, Inc. (a)	114,145	1,916,494
LiveRamp Holdings, Inc. (a)	63,446	3,462,248
		8,134,797
Leisure Equipment & Products - 0.6%
Pool Corporation	6,150	1,014,566

Machinery - 4.9%
Actuant Corporation - Class A	37,000	901,690
Barnes Group Inc.	30,625	1,574,431
John Bean Technologies Corporation	11,630	1,068,681
Kennametal Inc.	65,485	2,406,574
Rexnord Corporation (a)	56,680	1,424,935
Watts Water Technologies, Inc. - Class A	20,465	1,653,981
		9,030,292
Marine - 0.8%
Kirby Corporation (a)	19,250	1,445,867

Media & Entertainment - 2.3%
comScore, Inc. (a)	60,850	1,232,212
Nexstar Media Group, Inc. - Class A	28,400	3,077,708
		4,309,920
Metals & Mining - 1.0%
Carpenter Technology Corporation	40,390	1,851,881

Multiline Retail - 1.8%
Ollie’s Bargain Outlet Holdings, Inc. (a)	39,290	3,352,616

Oil & Gas & Consumable Fuels - 2.9%
Magnolia Oil & Gas Corp. (a)	158,880	1,906,560
Matador Resources Company (a)	90,000	1,739,700
Oasis Petroleum Inc. (a)	100,000	604,000
WPX Energy Inc. (a)	80,710	1,058,108
		5,308,368
Pharmaceuticals - 1.3%
Cambrex Corp. (a)	22,659	880,302
Horizon Pharma PLC (a) (b)	55,915	1,477,834
		2,358,136
Real Estate Development - 0.7%
Newmark Group, Inc.	151,828	1,266,246

Real Estate Investment Trusts - 3.8%
First Industrial Realty Trust, Inc.	56,255	1,989,177
Life Storage, Inc.	19,075	1,855,425
Tanger Factory Outlet Centers, Inc.	62,585	1,313,033
Tier REIT, Inc.	64,175	1,839,256
		6,996,891
Retailing - 0.5%
Stamps.com Inc. (a)	11,430	930,516

Road & Rail - 1.2%
Genesee & Wyoming Inc. - Class A (a)	24,775	2,158,893

Software - 5.4%
ACI Worldwide, Inc. (a)	76,645	2,519,321
OneSpan Inc. (a)	88,045	1,692,225
RealPage, Inc. (a)	40,500	2,457,945
Talend SA - ADR (a) (b)	35,575	1,799,028
Zuora, Inc. - Class A (a)	68,000	1,362,040
		9,830,559
Software & Services - 8.6%
Alarm.com Holdings, Inc. (a)	40,245	2,611,901
Box, Inc. - Class A (a)	50,000	965,500
Carbonite, Inc. (a)	66,700	1,654,827
Cornerstone OnDemand, Inc. (a)	42,560	2,331,437
Coupa Software, Inc. (a)	41,600	3,784,768
Envestnet, Inc. (a)	35,166	2,299,505
LogMeIn, Inc.	15,650	1,253,565
Yext, Inc. (a)	41,435	905,769
		15,807,272
Textiles, Apparel & Luxury Goods - 2.2%
Columbia Sportswear Company	4,291	447,036
Oxford Industries, Inc.	25,615	1,927,785
Steven Madden Ltd.	52,035	1,760,865
		4,135,686

Thrifts & Mortgage Finance - 1.0%
Home BancShares Inc.	106,661	1,874,034

Trading Companies & Distributors - 3.2%
DXP Enterprises, Inc. (a)	27,470	1,069,132
MSC Industrial Direct Co., Inc. - Class A	16,710	1,382,084
Systemax, Inc.	45,000	1,018,800
Textainer Group Holdings Ltd. (a) (b)	116,370	1,122,970
Triton International Limited of Bermuda (b)	40,065	1,246,022
		5,839,008
TOTAL COMMON STOCKS
(Cost $135,317,825)		178,432,556

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 2.32% (c)	5,512,159	5,512,159
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.32% (c)	219,463	219,463

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,731,622)		5,731,622

Total Investments - 100.3%		184,164,178
(Cost $141,049,447)
Liabilities in Excess of Other Assets - (0.3)%		(561,759)
TOTAL NET ASSETS - 100.0%		$183,602,419

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$141,049,447
Gross unrealized appreciation	47,195,052
Gross unrealized depreciation	(4,080,321)
Net unrealized appreciation	$43,114,731

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 6.7%
HEICO Corporation	3,458	$328,060
Hexcel Corporation	2,695	186,386
Mercury Systems, Inc. (a)	5,210	333,857
		848,303
Banks - 6.6%
Cadence BanCorporation	11,335	210,264
LegacyTexas Financial Group, Inc.	4,535	169,564
Pinnacle Financial Partners, Inc.	2,265	123,895
SVB Financial Group (a)	675	150,093
Texas Capital Bancshares, Inc. (a)	3,125	170,594
		824,410
Biotechnology - 6.7%
Charles River Laboratories International, Inc. (a)	1,840	267,260
Exact Sciences Corp. (a)	2,510	217,416
Ligand Pharmaceuticals Incorporated (a)	1,470	184,794
Neogen Corporation (a)	3,000	172,170
		841,640
Building Products - 1.2%
Builders FirstSource, Inc. (a)	11,460	152,876

Chemicals - 1.2%
FMC Corporation	1,900	145,958

Commercial Services & Supplies - 1.5%
Healthcare Services Group, Inc.	5,574	183,886

Construction & Engineering - 1.5%
EMCOR Group, Inc.	2,575	188,181

Consumer Finance - 1.6%
FirstCash, Inc.	2,265	195,923

Diversified Financials - 2.0%
MSCI Inc.	1,285	255,509

Electronic Equipment & Instruments - 3.4%
FLIR Systems, Inc.	3,370	160,345
Trimble Inc. (a)	6,740	272,296
		432,641
Health Care Equipment & Supplies - 6.0%
Cantel Medical Corp.	1,900	127,091
PerkinElmer, Inc.	2,205	212,474
PRA Health Sciences, Inc. (a)	2,085	229,954
STAAR Surgical Co. (a)	5,330	182,233
		751,752
Health Care Providers & Services - 3.9%
HealthEquity, Inc. (a)	3,370	249,313
Omnicell, Inc. (a)	3,000	242,520
		491,833
Hotels, Restaurants & Leisure - 1.0%
Planet Fitness, Inc. - Class A (a)	1,900	130,568

Internet Software & Services - 1.4%
Euronet Worldwide, Inc. (a)	1,225	174,673

IT Consulting & Services - 2.2%
LiveRamp Holdings, Inc. (a)	5,085	277,488

Leisure Equipment & Products - 2.2%
Pool Corporation	1,655	273,025

Machinery - 2.7%
Kennametal Inc.	3,860	141,855
Rexnord Corporation (a)	8,025	201,749
		343,604
Marine - 1.5%
Kirby Corporation (a)	2,450	184,020

Media & Entertainment - 4.3%
Live Nation Entertainment, Inc. (a)	3,310	210,317
Nexstar Media Group, Inc. - Class A	3,000	325,110
		535,427
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	1,530	138,098

Multiline Retail - 3.9%
Five Below, Inc. (a)	1,595	198,179
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,370	287,562
		485,741
Oil & Gas & Consumable Fuels - 3.4%
Matador Resources Company (a)	10,785	208,474
WPX Energy Inc. (a)	16,420	215,266
		423,740
Pharmaceuticals - 0.9%
Horizon Pharma PLC (a) (b)	4,535	119,860

Real Estate Investment Trusts - 5.8%
American Campus Communities, Inc.	4,475	212,920
First Industrial Realty Trust, Inc.	5,760	203,674
Life Storage, Inc.	1,410	137,151
Tanger Factory Outlet Centers, Inc.	8,090	169,728
		723,473
Road & Rail - 1.1%
Genesee & Wyoming Inc. - Class A (a)	1,655	144,217

Software - 9.4%
Fair Isaac Corporation (a)	675	183,350
Fortinet Inc. (a)	4,350	365,270
Guidewire Software Inc. (a)	1,595	154,970
Proofpoint, Inc. (a)	2,330	282,932
RealPage, Inc. (a)	3,185	193,298
		1,179,820
Software & Services - 8.8%
Akamai Technologies, Inc. (a)	1,775	127,285
Alarm.com Holdings, Inc. (a)	2,145	139,210
Coupa Software, Inc. (a)	2,820	256,564
Envestnet, Inc. (a)	3,000	196,170
Twilio Inc. - Class A (a)	3,000	387,540
		1,106,769

Specialty Retail - 1.8%
Tiffany & Co.	2,145	226,405

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Company	980	102,096

Thrifts & Mortgage Finance - 1.3%
Home BancShares Inc.	9,455	166,124

Trading Companies & Distributors - 1.0%
Watsco, Inc.	860	123,161

TOTAL COMMON STOCKS
(Cost $8,789,924)		12,171,221

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 2.32% (c)	370,555	370,555
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.32% (c)	21,086	21,086

TOTAL SHORT-TERM INVESTMENTS
(Cost $391,641)		391,641

Total Investments - 100.0%		12,562,862
(Cost $9,181,565)
Other Assets in Excess of Liabilities - 0.0%		3,484
TOTAL NET ASSETS - 100.0%		$12,566,346

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$9,181,565
Gross unrealized appreciation	3,493,806
Gross unrealized depreciation	(112,509)
Net unrealized appreciation	$3,381,297

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 2.7%
Honeywell International Inc.	60,000	$9,535,200

Banks - 8.1%
Bank of America Corporation	385,000	10,622,150
Comerica Incorporated	126,000	9,238,320
Cullen/Frost Bankers, Inc.	65,000	6,309,550
Glacier Bancorp, Inc.	60,000	2,404,200
		28,574,220
Beverages - 3.5%
The Coca-Cola Company	80,000	3,748,800
Keurig Dr Pepper Inc.	100,000	2,797,000
PepsiCo, Inc.	49,000	6,004,950
		12,550,750
Biotechnology - 2.1%
Amgen Inc.	40,000	7,599,200

Chemicals - 6.4%
Air Products & Chemicals, Inc.	16,000	3,055,360
DowDuPont Inc.	100,000	5,331,000
Ecolab Inc.	45,000	7,944,300
FMC Corporation	85,000	6,529,700
		22,860,360
Commercial Services & Supplies - 2.4%
Waste Connections, Inc. (b)	97,500	8,637,525

Computers & Peripherals - 1.6%
Apple Inc.	30,000	5,698,500

Diversified Financials - 2.9%
JPMorgan Chase & Co.	102,000	10,325,460

Electrical Equipment & Instruments - 7.0%
Emerson Electric Co.	120,000	8,216,400
Franklin Electric Co., Inc.	85,000	4,342,650
Rockwell Automation, Inc.	25,000	4,386,500
Roper Technologies, Inc.	23,000	7,865,310
		24,810,860
Electronic Equipment & Instruments - 2.4%
National Instruments Corporation	55,000	2,439,800
Trimble Inc. (a)	150,000	6,060,000
		8,499,800
Food Products - 0.8%
Mondelez International Inc. - Class A	54,000	2,695,680

Health Care Equipment & Supplies - 7.8%
Danaher Corporation	75,000	9,901,500
PerkinElmer, Inc.	100,000	9,636,000
Thermo Fisher Scientific Inc.	30,000	8,211,600
		27,749,100
Household Durables - 0.6%
Roku, Inc. (a)	30,000	1,935,300

Household Products - 1.8%
Kimberly-Clark Corporation	50,000	6,195,000

Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	5,000	8,903,750

IT Consulting & Services - 2.2%
PayPal Holdings, Inc. (a)	75,000	7,788,000

Machinery - 4.7%
Generac Holdings, Inc. (a)	115,000	5,891,450
The Toro Company	74,000	5,094,160
Valmont Industries, Inc.	45,000	5,854,500
		16,840,110
Marine - 1.3%
Kirby Corporation (a)	60,000	4,506,600

Media & Entertainment - 4.2%
Alphabet, Inc. - Class A (a)	7,000	8,238,230
Facebook, Inc. - Class A (a)	27,000	4,500,630
Live Nation Entertainment, Inc. (a)	35,000	2,223,900
		14,962,760
Metals & Mining - 0.6%
Newmont Goldcorp Corporation	60,000	2,146,200

Oil & Gas & Consumable Fuels - 6.6%
Cabot Oil & Gas Corporation	190,000	4,959,000
ConocoPhillips	62,000	4,137,880
EOG Resources, Inc.	65,000	6,186,700
Occidental Petroleum Corporation	124,000	8,208,800
		23,492,380
Personal Products - 1.4%
The Estee Lauder Companies Inc. - Class A	30,000	4,966,500

Pharmaceuticals - 6.3%
Johnson & Johnson	38,000	5,312,020
Merck & Co., Inc.	80,000	6,653,600
Pfizer Inc.	115,000	4,884,050
Zoetis Inc.	53,500	5,385,845
		22,235,515
Road & Rail - 2.4%
Kansas City Southern	40,000	4,639,200
Union Pacific Corporation	24,000	4,012,800
		8,652,000
Software - 6.2%
Adobe Inc. (a)	30,000	7,994,700
Microsoft Corporation	100,000	11,794,000
RealPage, Inc. (a)	35,000	2,124,150
		21,912,850
Software & Services - 3.8%
Akamai Technologies, Inc. (a)	90,000	6,453,900
Alarm.com Holdings, Inc. (a)	67,000	4,348,300
LogMeIn, Inc.	35,000	2,803,500
		13,605,700
Specialty Retail - 2.5%
The Home Depot, Inc.	30,000	5,756,700
Tiffany & Co.	30,000	3,166,500
		8,923,200

Textiles, Apparel & Luxury Goods - 2.5%
VF Corporation	100,000	8,691,000

TOTAL COMMON STOCKS
(Cost $192,177,262)		345,293,520

	Principal
U.S. GOVERNMENT ISSUE - 1.2%	Amount
U. S. Treasury Note - 1.2%
1.500%, 05/31/2019	$4,300,000	4,293,207

TOTAL U.S. GOVERNMENT ISSUE
(Cost $4,294,236)		4,293,207

SHORT-TERM INVESTMENT - 1.5%	Shares
Money Market Fund - 1.5%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 2.32% (c)	5,336,071	5,336,071

TOTAL SHORT-TERM INVESTMENT
(Cost $5,336,071)		5,336,071

Total Investments - 100.0%		354,922,798
(Cost $201,807,569)
Liabilities in Excess of Other Assets - 0.0%		(13,241)
TOTAL NET ASSETS - 100.0%		$354,909,557

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$201,807,569
Gross unrealized appreciation	154,235,821
Gross unrealized depreciation	(1,120,592)
Net unrealized appreciation	$153,115,229

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 68.0%	Shares	Value
Aerospace & Defense - 1.9%
Honeywell International Inc.	6,100	$969,412
L3 Technologies, Inc.	4,000	825,480
		1,794,892
Banks - 4.6%
Bank of America Corporation	38,500	1,062,215
Comerica Incorporated	11,300	828,516
Cullen/Frost Bankers, Inc.	8,800	854,216
SunTrust Banks, Inc.	14,600	865,050
Zions Bancorporation	17,500	794,675
		4,404,672
Beverages - 1.7%
The Coca-Cola Company	17,600	824,736
PepsiCo, Inc.	6,700	821,085
		1,645,821
Biotechnology - 1.2%
Charles River Laboratories International, Inc. (a)	8,100	1,176,525

Chemicals - 5.2%
Air Products and Chemicals, Inc.	6,600	1,260,336
DowDuPont Inc.	16,076	857,012
Ecolab Inc.	4,800	847,392
FMC Corporation	13,700	1,052,434
Linde PLC (b)	5,500	967,615
		4,984,789
Commercial Services & Supplies - 1.5%
Cintas Corporation	4,000	808,440
Waste Management, Inc.	5,900	613,069
		1,421,509
Computers & Peripherals - 1.4%
Apple Inc.	7,150	1,358,143

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	4,100	824,838

Containers & Packaging - 0.5%
Ball Corporation	8,800	509,168

Diversified Financials - 2.4%
JPMorgan Chase & Co.	10,500	1,062,915
Moody's Corporation	7,000	1,267,630
		2,330,545
Diversified Telecommunication Services - 1.6%
AT&T Inc.	26,739	838,535
Verizon Communications Inc.	12,141	717,897
		1,556,432
Electrical Equipment & Instruments - 1.6%
Emerson Electric Co.	11,000	753,170
Rockwell Automation, Inc.	4,500	789,570
		1,542,740
Electronic Equipment & Instruments - 2.4%
FLIR Systems, Inc.	13,700	651,846
National Instruments Corporation	15,800	700,888
Trimble Inc. (a)	22,200	896,880
		2,249,614

Food & Drug Retailing - 1.5%
Walgreens Boots Alliance, Inc.	7,500	474,525
Walmart, Inc.	9,500	926,535
		1,401,060
Food Products - 1.0%
Mondelez International Inc. - Class A	19,800	988,416

Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Company	4,400	1,098,812
Danaher Corporation	8,800	1,161,776
Medtronic PLC (b)	7,600	692,208
PerkinElmer, Inc.	10,100	973,236
Thermo Fisher Scientific, Inc.	3,700	1,012,764
		4,938,796
Household Products - 2.1%
Colgate-Palmolive Company	11,600	795,064
Kimberly-Clark Corporation	6,600	817,740
The Procter & Gamble Company	3,500	364,175
		1,976,979
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	700	1,246,525

IT Consulting & Services - 2.3%
PayPal Holdings, Inc. (a)	11,400	1,183,776
Visa Inc. - Class A	6,800	1,062,092
		2,245,868
Machinery - 1.8%
Fortive Corporation	11,300	947,957
Stanley Black & Decker, Inc.	5,400	735,318
		1,683,275
Marine - 0.7%
Kirby Corporation (a)	9,000	675,990

Media & Entertainment - 2.6%
Alphabet, Inc. - Class A (a)	250	294,222
Alphabet, Inc. - Class C (a)	825	967,981
CBS Corporation - Class B	3,600	171,108
The Walt Disney Company	9,500	1,054,785
		2,488,096
Metals & Mining - 0.2%
Livent Corporation (a)	12,813	157,344

Oil & Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corporation	9,500	432,060
Cabot Oil & Gas Corporation	25,900	675,990
Chevron Corporation	7,295	898,598
ConocoPhillips	11,400	760,836
EOG Resources, Inc.	8,600	818,548
Exxon Mobil Corporation	4,633	374,346
Pioneer Natural Resources Company	4,100	624,348
WPX Energy Inc. (a)	41,000	537,510
		5,122,236
Pharmaceuticals - 4.7%
Abbott Laboratories	12,300	983,262
AbbVie Inc.	9,000	725,310
Merck & Co., Inc.	9,800	815,066
Pfizer Inc.	12,600	535,122
Zoetis Inc.	14,400	1,449,648
		4,508,408
Real Estate Investment Trusts - 0.8%
American Tower Corporation	3,800	748,828

Road & Rail - 0.7%
Union Pacific Corp .	4,100	685,520

Software - 5.7%
Adobe Inc. (a)	3,500	932,715
Microsoft Corporation	11,000	1,297,340
Oracle Corporation	17,800	956,038
RealPage, Inc. (a)	20,900	1,268,421
salesforce.com, Inc. (a)	6,400	1,013,568
		5,468,082
Software & Services - 0.9%
Akamai Technologies, Inc. (a)	12,500	896,375

Specialty Retail - 1.8%
The Home Depot, Inc.	6,100	1,170,529
O'Reilly Automotive, Inc. (a)	1,400	543,620
		1,714,149
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	11,600	976,836
VF Corporation	14,700	1,277,577
		2,254,413
TOTAL COMMON STOCKS
(Cost $43,114,602)		65,000,048

	Principal
CORPORATE BONDS - 29.7%	Amount
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$250,000	254,624

Air Freight & Logistics - 1.1%
FedEx Corp.
2.700%, 04/15/2023	425,000	419,892
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	598,356
		1,018,248
Banks - 1.9%
Bank of America Corporation:
2.625%, 10/19/2020	400,000	399,151
2.625%, 04/19/2021	250,000	249,471
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/29/2019	185,000	184,834
SunTrust Bank
4.050%, 11/03/2025
Callable 09/03/2025	385,000	405,980
The Bank of New York Mellon Corporation:
2.450%, 11/27/2020
Callable 10/27/2020	350,000	348,545
2.500%, 04/15/2021
Callable 03/15/2021	200,000	199,589
		1,787,570
Beverages - 0.4%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	418,338

Biotechnology - 0.7%
Amgen Inc.:
2.125%, 05/01/2020
Callable 04/01/2020	100,000	99,637
2.700%, 05/01/2022
Callable 03/01/2022	325,000	325,156
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	250,000	253,964
		678,757
Chemicals - 0.6%
Ecolab Inc.:
2.250%, 01/12/2020	100,000	99,753
3.250%, 01/14/2023
Callable 11/14/2022	500,000	506,861
		606,614
Communications Equipment - 0.7%
Cisco Systems, Inc.
2.200%, 02/28/2021	275,000	273,284
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	348,592
		621,876
Computers & Peripherals - 0.9%
Apple Inc.
2.850%, 05/06/2021	500,000	503,482
International Business Machines Corporation
2.250%, 02/19/2021	350,000	347,179
		850,661
Consumer Finance - 0.9%
American Express Company:
3.700%, 08/03/2023
Callable 07/03/2023	300,000	307,598
3.000%, 10/30/2024
Callable 09/29/2024	300,000	298,677
American Express Credit Corporation
2.600%, 09/14/2020
Callable 08/14/2020	300,000	299,591
		905,866
Diversified Financials - 0.7%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	397,201
3.375%, 05/01/2023	225,000	227,435
		624,636
Diversified Telecommunication Services - 1.0%
AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	725,000	722,404
Verizon Communications Inc.
2.450%, 11/01/2022
Callable 08/01/2022	200,000	197,915
		920,319
Electrical Equipment & Instruments - 1.5%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	396,459
3.150%, 06/01/2025
Callable 03/01/2025	200,000	200,029
Rockwell Automation, Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	286,818

Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	600,000	598,319
		1,481,625
Electronic Equipment & Instruments - 0.5%
Trimble Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	509,109

Food & Drug Retailing - 1.8%
Costco Wholesale Corporation
2.250%, 02/15/2022	400,000	399,037
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021
Callable 09/18/2021	325,000	328,818
3.800%, 11/18/2024
Callable 08/18/2024	250,000	254,937
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	727,211
		1,710,003
Health Care Equipment & Supplies - 1.4%
Danaher Corporation
2.400%, 09/15/2020
Callable 08/15/2020	400,000	398,247
Medtronic, Inc.
2.500%, 03/15/2020	300,000	299,731
Thermo Fisher Scientific, Inc.
3.150%, 01/15/2023
Callable 10/15/2022	600,000	604,537
		1,302,515
Health Care Providers & Services - 0.4%
CVS Health Corporation
2.125%, 06/01/2021
Callable 05/01/2021	400,000	393,324

Hotels, Restaurants & Leisure - 0.3%
McDonald's Corporation:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	200,422
3.625%, 05/20/2021	100,000	102,028
		302,450
Insurance - 0.7%
Berkshire Hathaway Inc.
2.200%, 03/15/2021
Callable 02/15/2021	710,000	707,023

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	695,000	711,236

Machinery - 0.8%
Illinois Tool Works Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	739,228

Media & Entertainment - 1.4%
Alphabet, Inc.
3.375%, 02/25/2024	600,000	624,208

The Walt Disney Company
2.300%, 02/12/2021	420,000	418,160
Time Warner Inc.
3.400%, 06/15/2022	250,000	252,893
		1,295,261
Oil & Gas & Consumable Fuels - 4.8%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	500,000	499,405
ConocoPhillips Company
2.400%, 12/15/2022
Callable 09/15/2022	490,000	486,751
Enterprise Products Operating LLC
2.850%, 04/15/2021
Callable 03/15/2021	500,000	500,407
EOG Resources, Inc.:
2.450%, 04/01/2020
Callable 03/01/2020	200,000	199,218
2.625%, 03/15/2023
Callable 12/15/2022	600,000	595,987
Exxon Mobil Corporation:
2.222%, 03/01/2021
Callable 02/01/2021	325,000	323,645
3.043%, 03/01/2026
Callable 12/01/2025	300,000	304,656
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	411,146
Occidental Petroleum Corporation:
2.600%, 04/15/2022
Callable 03/15/2022	500,000	499,925
3.500%, 06/15/2025
Callable 03/15/2025	250,000	257,079
Schlumberger Investment SA (b)
3.650%, 12/01/2023
Callable 09/01/2023	500,000	518,527
		4,596,746

Pharmaceuticals - 1.7%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	245,000	250,182
3.875%, 09/15/2025
Callable 06/15/2025	255,000	266,985
AbbVie Inc.
2.500%, 05/14/2020
Callable 04/14/2020	425,000	423,827
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	649,218
		1,590,212
Real Estate Investment Trusts - 0.3%
American Tower Corporation
2.800%, 06/01/2020
Callable 05/01/2020	300,000	299,839

Road & Rail - 1.3%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	606,974

Union Pacific Corporation:
2.250%, 06/19/2020
Callable 05/19/2020	415,000	413,271
3.750%, 07/15/2025
Callable 05/15/2025	200,000	208,141
		1,228,386
Semiconductor Equipment & Products - 0.5%
Texas Instruments Incorporated
2.750%, 03/12/2021
Callable 02/12/2021	470,000	473,073

Software - 1.3%
Microsoft Corporation:
2.375%, 02/12/2022
Callable 01/12/2022	400,000	400,318
3.125%, 11/03/2025
Callable 08/03/2025	230,000	235,539
Oracle Corporation
2.800%, 07/08/2021	625,000	627,799
		1,263,656
Specialty Retail - 1.1%
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	300,000	310,181
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	290,000	291,955
2.800%, 09/14/2027
Callable 06/14/2027	500,000	493,344
		1,095,480
TOTAL CORPORATE BONDS
(Cost $28,321,848)		28,386,675

SHORT-TERM INVESTMENTS - 2.2%	Shares
Money Market Funds - 2.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 2.32% (c)	2,091,556	2,091,556
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.32% (c)	8,296	8,296
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,099,852)		2,099,852

Total Investments - 99.9%		95,486,575
(Cost $73,536,302)
Other Assets in Excess of Liabilities - 0.1%		109,096
TOTAL NET ASSETS - 100.0%		$95,595,671

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$73,536,302
Gross unrealized appreciation	22,752,375
Gross unrealized depreciation	(802,102)
Net unrealized appreciation	$21,950,273

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal
CORPORATE BONDS - 69.6%	Amount	Value
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$1,750,000	$1,782,370

Air Freight & Logistics - 1.3%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	3,500,000	3,486,127

Banks - 4.9%
Bank of America Corporation:
2.625%, 10/19/2020	2,600,000	2,594,480
3.941% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)
Callable 10/21/2021	2,975,000	3,010,911
4.450%, 03/03/2026	2,000,000	2,086,235
BB&T Corporation
3.181% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	2,008,141
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/29/2019	1,000,000	999,103
Wells Fargo & Company
4.125%, 08/15/2023	2,000,000	2,073,572
		12,772,442
Biotechnology - 3.9%
Amgen Inc.
2.200%, 05/22/2019
Callable 04/22/2019	5,312,000	5,309,975
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,825,322
		10,135,297
Chemicals - 0.4%
Ecolab Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,000,000	987,461

Computers & Peripherals - 1.2%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,220,496

Consumer Finance - 4.1%
American Express Company:
3.081% (3 Month LIBOR USD + 0.330%), 10/30/2020 (a)
Callable 09/29/2020	3,500,000	3,500,469
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	1,991,182
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	2,116,842
American Express Credit Corporation
2.375%, 05/26/2020
Callable 04/25/2020	3,000,000	2,990,850
		10,599,343

Containers & Packaging - 2.0%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,080,000
5.250%, 07/01/2025	3,000,000	3,161,250
		5,241,250
Diversified Financials - 4.2%
JPMorgan Chase & Co.:
3.727% (3 Month LIBOR USD + 0.955%), 01/23/2020 (a)	3,082,000	3,103,376
3.671% (3 Month LIBOR USD + 0.900%), 04/25/2023 (a)
Callable 04/25/2022	2,409,000	2,421,707
3.375%, 05/01/2023	2,000,000	2,021,641
2.700%, 05/18/2023
Callable 03/18/2023	3,500,000	3,467,805
		11,014,529
Diversified Telecommunication Services - 6.0%
AT&T Inc.:
3.737% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	2,975,000	3,011,086
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	4,116,330
CenturyLink, Inc.
5.800%, 03/15/2022	2,500,000	2,559,375
Verizon Communications Inc.:
3.615% (3 Month LIBOR USD + 1.000%), 03/16/2022 (a)	2,200,000	2,233,938
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,731,757
4.125%, 03/16/2027	2,000,000	2,096,345
		15,748,831
Electrical Equipment & Instruments - 2.8%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	950,764
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	5,000,736
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,433,821
		7,385,321
Electronic Equipment & Instruments - 1.8%
Trimble Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,581,980

Food & Drug Retailing - 1.7%
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	4,375,000	4,461,403

Health Care Equipment & Supplies - 6.6%
Danaher Corporation:
2.400%, 09/15/2020
Callable 08/15/2020	2,000,000	1,991,234
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,569,572
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,146,398

Thermo Fisher Scientific, Inc.:
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,705,150
2.950%, 09/19/2026
Callable 06/19/2026	4,000,000	3,862,707
		17,275,061
Health Care Providers & Services - 2.5%
CVS Health Corporation:
3.321% (3 Month LIBOR USD + 0.720%), 03/09/2021 (a)	4,500,000	4,511,855
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,044,978
		6,556,833
Household Products - 0.4%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	979,112

Internet & Catalog Retail - 2.7%
Amazon.com, Inc.:
2.600%, 12/05/2019
Callable 11/05/2019	2,000,000	1,997,956
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	4,990,550
		6,988,506
Media & Entertainment - 1.6%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	4,161,386

Multiline Retail - 1.8%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,649,606

Oil & Gas & Consumable Fuels - 8.9%
Chevron Corporation:
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,448,275
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	1,885,294
ConocoPhillips Co.
3.584% (3 Month LIBOR USD + 0.900%), 05/15/2022 (a)	700,000	707,998
Enterprise Products Operating LLC
3.750%, 02/15/2025
Callable 11/15/2024	2,000,000	2,066,325
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,132,078
Kinder Morgan Inc/DE
4.067% (3 Month LIBOR USD + 1.280%), 01/15/2023 (a)	2,000,000	2,007,845
Occidental Petroleum Corporation:
2.600%, 04/15/2022
Callable 03/15/2022	3,125,000	3,124,533
3.500%, 06/15/2025
Callable 03/15/2025	3,000,000	3,084,943
Range Resources Corporation
5.000%, 08/15/2022
Callable 05/15/2022	5,850,000	5,820,750
		23,278,041

Real Estate Investment Trusts - 2.9%
American Tower Corporation:
5.050%, 09/01/2020	1,250,000	1,288,288
3.500%, 01/31/2023	3,500,000	3,550,062
5.000%, 02/15/2024	2,500,000	2,691,945
		7,530,295
Road & Rail - 4.1%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	3,500,000	3,540,681
Union Pacific Corporation:
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,107,821
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	3,148,130
		10,796,632
Software - 1.2%
Oracle Corporation
3.250%, 11/15/2027
Callable 08/15/2027	3,000,000	3,019,502

Software & Services - 1.0%
Sabre GLBL Inc. (b)
5.375%, 04/15/2023
Callable 04/29/2019	2,500,000	2,574,800

Specialty Retail - 0.9%
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	2,203,000	2,277,762

TOTAL CORPORATE BONDS
(Cost $180,453,366)		181,504,386

U.S. GOVERNMENT ISSUES - 10.7%
U.S. Treasury Inflation Indexed Bonds - 1.4%
0.625%, 01/15/2024	3,775,730	3,812,699

U.S. Treasury Notes - 9.3%
1.250%, 10/31/2019	2,000,000	1,986,133
2.000%, 07/31/2020	2,000,000	1,990,547
2.000%, 02/15/2023	2,000,000	1,982,813
2.000%, 02/15/2025	2,000,000	1,967,734
2.000%, 08/15/2025	2,000,000	1,963,242
1.625%, 02/15/2026	2,000,000	1,911,406
2.375%, 05/15/2027	4,000,000	4,004,922
2.750%, 02/15/2028	2,000,000	2,057,383
2.875%, 08/15/2028	3,000,000	3,117,480
3.125%, 11/15/2028	3,000,000	3,182,754
		24,164,414
TOTAL U.S. GOVERNMENT ISSUES
(Cost $27,680,344)		27,977,113

U.S. GOVERNMENT SPONSORED ENTITIES - 17.8%
Fannie Mae - 2.3%
2.000%, 07/28/2021 (c)
Callable 04/28/2019	2,000,000	1,995,992

1.750%, 10/26/2021 (c)
Callable 04/26/2019	1,040,000	1,033,379
1.500%, 05/17/2024 (c)
Callable 05/17/2019	2,800,000	2,786,001
		5,815,372
Federal Home Loan Bank - 5.2%
1.625%, 10/19/2020 (c)
Callable 04/19/2020	2,500,000	2,484,854
1.950%, 10/19/2020 (c)
Callable 04/19/2020	2,500,000	2,488,401
2.250%, 01/29/2021 (c)
Callable 04/29/2019	2,500,000	2,497,973
2.000%, 08/15/2022 (c)
Callable 05/15/2019	2,500,000	2,487,989
2.000%, 08/24/2022
Callable 08/24/2019	2,700,000	2,671,272
2.250%, 11/22/2022 (c)
Callable 05/22/2019	1,000,000	999,711
		13,630,200
Freddie Mac - 10.3%
1.500%, 08/25/2021 (c)
Callable 05/25/2019	1,600,000	1,567,964
1.500%, 08/25/2021 (c)
Callable 05/25/2019	1,650,000	1,633,238
2.000%, 08/25/2021 (c)
Callable 05/25/2019	2,500,000	2,487,431
2.375%, 01/13/2022	2,000,000	2,006,368
2.600%, 07/26/2022 (c)
Callable 07/26/2019	840,000	841,351
2.200%, 07/27/2022
Callable 04/27/2019	1,225,000	1,219,447
1.625%, 09/29/2022 (c)
Callable 06/29/2019	2,500,000	2,490,052
2.250%, 12/14/2022 (c)
Callable 12/14/2019	2,000,000	2,000,713
2.500%, 12/27/2022 (c)
Callable 06/27/2019	2,200,000	2,199,168
2.500%, 02/28/2023 (c)
Callable 05/28/2019	2,000,000	2,000,318
1.500%, 06/30/2023 (c)
Callable 06/30/2019	1,500,000	1,485,349
2.000%, 10/27/2023 (c)
Callable 04/27/2019	4,500,000	4,478,999
2.000%, 05/23/2031 (c)
Callable 05/23/2019	2,500,000	2,452,462
		26,862,860
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $46,551,530)		46,308,432

SHORT-TERM INVESTMENT - 1.3%	Shares
Money Market Fund - 1.3%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 2.32% (d)	3,479,942	3,479,942

TOTAL SHORT-TERM INVESTMENT
(Cost $3,479,942)		3,479,942

Total Investments - 99.4%	259,269,873
(Cost $258,165,182)
Other Assets in Excess of Liabilities - 0.6%	1,552,910
TOTAL NET ASSETS - 100.0%	$260,822,783

(a)	Floating rate.
(b)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers.
The fair market value of the Rule 144A securities was $2,574,800 representing 1.0% of the Fund's total net assets.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.
Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$258,165,182
Gross unrealized appreciation	2,546,785
Gross unrealized depreciation	(1,442,094)
Net unrealized appreciation	$1,104,691

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

 LKCM AQUINAS CATHOLIC EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 3.9%
Honeywell International Inc.	12,500	$1,986,500

Banks - 10.0%
Comerica Incorporated	19,000	1,393,080
Cullen/Frost Bankers, Inc.	5,600	543,592
SunTrust Banks, Inc.	28,500	1,688,625
Zions Bancorporation	32,500	1,475,825
		5,101,122
Beverages - 2.6%
PepsiCo, Inc.	11,000	1,348,050

Chemicals - 3.9%
Ecolab Inc.	9,500	1,677,130
FMC Corporation	4,500	345,690
		2,022,820
Computers & Peripherals - 3.5%
Apple Inc.	9,500	1,804,525

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	3,500	704,130

Diversified Telecommunication Services - 2.0%
AT&T Inc.	32,500	1,019,200

Electrical Equipment & Instruments - 3.3%
Roper Technologies, Inc.	5,000	1,709,850

Electronic Equipment & Instruments - 4.4%
FLIR Systems, Inc.	24,500	1,165,710
Trimble Inc. (a)	27,000	1,090,800
		2,256,510
Energy Equipment & Services - 1.3%
Halliburton Company	15,000	439,500
Schlumberger Ltd. (b)	5,000	217,850
		657,350
Food Products - 1.7%
Mondelez International Inc. - Class A	17,500	873,600

Household Products - 1.3%
Colgate-Palmolive Company	10,000	685,400

Insurance - 2.0%
Prudential Financial, Inc.	10,900	1,001,492

Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	1,000	1,780,750

IT Consulting & Services - 4.1%
PayPal Holdings, Inc. (a)	20,000	2,076,800

Machinery - 4.0%
Barnes Group Inc.	17,500	899,675
Stanley Black & Decker, Inc.	8,500	1,157,445
		2,057,120
Media & Entertainment - 4.1%
Alphabet, Inc. - Class A (a)	1,800	2,118,402

Metals & Mining - 0.1%
Livent Corporation (a)	4,208	51,674

Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	10,000	1,050,400

Oil & Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corporation	10,000	261,000
ConocoPhillips	17,500	1,167,950
EOG Resources, Inc.	13,000	1,237,340
		2,666,290
Pharmaceuticals - 6.9%
Abbott Laboratories	22,500	1,798,650
Zoetis Inc.	17,500	1,761,725
		3,560,375
Professional Services - 2.9%
Verisk Analytics, Inc.	11,000	1,463,000

Software - 13.2%
Adobe Inc. (a)	7,000	1,865,430
Microsoft Corporation	13,625	1,606,933
Oracle Corporation	27,500	1,477,025
RealPage, Inc. (a)	30,000	1,820,700
		6,770,088
Software & Services - 3.9%
Akamai Technologies, Inc. (a)	28,200	2,022,222

Specialty Retail - 6.0%
The Home Depot, Inc.	7,000	1,343,230
The Sherwin-Williams Company	1,900	818,349
Tiffany & Co.	8,500	897,175
		3,058,754
Textiles, Apparel & Luxury Goods - 2.3%
VF Corporation	13,500	1,173,285

TOTAL COMMON STOCKS
(Cost $27,790,513)		51,019,709

SHORT-TERM INVESTMENT - 0.7%
Money Market Fund - 0.7%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 2.32% (c)	360,725	360,725

TOTAL SHORT-TERM INVESTMENT
(Cost $360,725)		360,725

Total Investments - 100.2%		51,380,434
(Cost $28,151,238)
Liabilities in Excess of Other Assets - (0.2)%		(109,483)
TOTAL NET ASSETS - 100.0%		$51,270,951

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$28,151,238
Gross unrealized appreciation	23,444,963
Gross unrealized depreciation	(215,767)
Net unrealized appreciation	$23,229,196

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2019 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation (the "Adviser").
The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2019, the Funds' assets carried at fair value were classified as follows:

	LKCM Small Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$178,432,556	$-	$-	$178,432,556
	Money Market Funds	5,731,622	-	-	5,731,622
	Total Investments*	$184,164,178	$-	$-	$184,164,178

	LKCM Small-Mid Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$12,171,221	$-	$-	$12,171,221
	Money Market Funds	391,641	-	-	391,641
	Total Investments*	$12,562,862	$-	$-	$12,562,862

	LKCM Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$345,293,520	$-	$-	$345,293,520
	U.S. Government Issue	-	4,293,207	-	4,293,207
	Money Market Fund	5,336,071	-	-	5,336,071
	Total Investments*	$350,629,591	$4,293,207	$-	$354,922,798

	LKCM Balanced Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$65,000,048	$-	$-	$65,000,048
	Corporate Bonds	-	28,386,675	-	28,386,675
	Money Market Funds	2,099,852	-	-	2,099,852
	Total Investments*	$67,099,900	$28,386,675	$-	$95,486,575

	LKCM Fixed Income Fund
	Description	Level 1	Level 2	Level 3	Total
	Corporate Bonds	$-	$181,504,386	$-	$181,504,386
	U.S. Government Issues	-	27,977,113	-	27,977,113
	U.S. Government Sponsored Entities	-	46,308,432	-	46,308,432
	Money Market Fund	3,479,942	-	-	3,479,942
	Total Investments*	$3,479,942	$255,789,931	$-	$259,269,873

	LKCM Aquinas Catholic Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$51,019,709	$-	$-	$51,019,709
	Money Market Fund	360,725	-	-	360,725
	Total Investments*	$51,380,434	$-	$-	$51,380,434

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By /s/ J. Luther King, Jr.
     J. Luther King, Jr., President

Date  5/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Luther King, Jr.
     J. Luther King, Jr., President

Date  5/24/2019

By /s/ Jacob D. Smith
     Jacob D. Smith, Chief Financial Officer

Date  5/24/2019